Christopher Weil & Company Core Investment Fund
	Schedule of Investments
	February 29, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
23,235	Alphabet Inc. - Class A *	$3,217,118
30,378	Pinterest, Inc. - Class A *	1,114,873
		4,331,991

Total for Communications		4,331,991	5.36%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
16,292	The Walt Disney Co. *	1,817,861

Mobile Homes
5,802	Skyline Champion Corporation *	486,150

Services - Advertising Agencies
33,129	Groupon, Inc. *	613,218

Services - Educational Services
35,500	Lincoln Educational Services Corporation *	357,130
25,421	Stride Inc. *	1,518,905
63,053	Universal Technical Institute, Inc. *	948,317
		2,824,352

Total for Consumer Discretionary		5,741,581	7.10%

CONSUMER STAPLES

Retail - Variety Stores
10,018	Walmart Inc.	587,155

Total for Consumer Staples		587,155	0.73%

ENERGY
Crude Petroleum & Natural Gas
19,280	Occidental Petroleum Corporation	1,168,561

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
5,018	Centrus Energy Corp. - Class A *	204,684

Miscellaneous Metal Ores
3,699	Cameco Corporation (Canada)	149,920

Total for Energy		1,523,165	1.88%

FINANCIALS

Fire, Marine & Casualty Insurance
13,907	Berkshire Hathaway Inc. - Class B *	5,693,526
1,160	Markel Corp. *	1,731,277
		7,424,803

Investment Advice
7,524	Houlihan Lokey, Inc. - Class A	968,038

National Commercial Banks
4,557	JPMorgan Chase & Co.	847,875

Services - Business Services, NEC
562	MSCI Inc.	315,265
15,820	Paypal Holdings, Inc. *	954,579
7,131	WEX Inc. *	1,566,895
		2,836,739

Services - Computer Programming, Data Processing, Etc.
562	FactSet Research Systems, Inc.	259,970

Total for Financials		12,337,425	15.25%

HEALTH CARE

Industrial Instruments For Measurement, Display, and Control
1,044	Danaher Corporation	264,278

Laboratory Analytical Instruments
66,696	Singular Genomics Systems, Inc. *	38,017

Pharmaceutical Preparations
14,153	United Therapeutics Corporation *	3,193,483

Total for Health Care		3,495,778	4.32%

INDUSTRIALS

Aircraft & Parts
3,441	Textron, Inc.	306,490

Construction Machinery & Equipment
1,210	Caterpillar, Inc.	404,092

Farm Machinery & Equipment
2,271	Deere & Company	829,028

Heavy Construction Other Than Building Construction - Contractors
44,552	Fluor Corporation *	1,639,513
1,831	Jacobs Solutions Inc.	268,516
		1,908,029

Industrial & Commercial Fans & Blowers & Air Purifing Equipment
22,643	Ceco Environmental Corp. *	512,864

Instruments For Measuring & Testing of Electricity & Electrical Signals
17,943	Veralto Corporation	1,550,634

Laboratory Analytical Instruments
12,616	Illumina, Inc. *	1,764,095

Measuring & Controlling Devices, NEC
4,723	Rockwell Automation, Inc.	1,346,433

Miscellaneous Electrical Machinery, Equipment & Supplies
4,249	Atkore Inc. *	719,781

Search, Detection, Navigation, Guidance, Aeronautical Systems
12,708	Leonardo DRS, Inc. *	288,599

Services - Business Services, NEC
3,000	RB Global, Inc.	227,730
16,948	Uber Technologies, Inc. *	1,347,366
		1,575,096

Services - Computer Integrated Systems Design
9,408	Leidos Holdings, Inc.	1,202,907

Wholesale - Durable Goods
700	W.W. Grainger, Inc.	681,422

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
3,996	Ferguson PLC (United Kingdom)	844,954

Total for Industrials		13,934,424	17.23%

INFORMATION TECHNOLOGY

Computer Peripheral Equipment, NEC
27,901	Stratasys Ltd. (Israel) *	344,577

Computer Storage Devices
3,007	Pure Storage, Inc. - Class A *	158,319

Measuring & Controlling Devices, NEC
16,756	Trimble Inc. *	1,025,300

Semiconductors & Related Devices
61,363	Indie Semiconductor, Inc. - Class A *	379,837
33,192	Ultra Clean Holdings, Inc. *	1,433,894
		1,813,731

Services - Computer Processing & Data Preparation
40,902	Yext, Inc. *	242,140

Services - Computer Programming, Data Processing, Etc
4,100	Zoom Video Communications, Inc. - Class A *	289,993

Services - Prepackaged Software
6,118	Alkami Technology, Inc. *	152,644
31,749	Box, Inc. - Class A *	818,807
11,500	Clearwater Analytics Holdings, Inc. - Class A *	198,030
11,639	PTC Inc. *	2,130,053
1,447	Snowflake Inc. - Class A *	272,441
10,000	UiPath Inc. - Class A *	237,500
		3,809,475

Telephone & Telegraph Apparatus
9,996	Clearfield, Inc. *	301,579

Total for Information Technology		7,985,114	9.87%

MATERIALS

Metal Mining
114,063	Cleveland-Cliffs Inc. *	2,372,510
29,231	Freeport-McMoRan Inc.	1,105,224
		3,477,734

Total for Materials		3,477,734	4.30%

UTILITIES

Electric Services
27,717	Brookfield Renewable Corporation - Class A (Canada)	657,447

Natural Gas Transmission & Distribution
45,623	Brookfield Infrastructure Corporation - Class A (Canada)	1,513,315

Total for Utlilites		2,170,762	2.68%

Total for Common Stocks (Cost - $41,428,984)		55,585,129	68.72%

EXCHANGE TRADED FUNDS
Equity
9,000	Global X Silver Miners ETF	207,900
57,699	iShares MSCI Brazil ETF	1,904,644
26,117	iShares MSCI Emerging Markets ETF	1,314,730
17,000	iShares MSCI Emerging Markets Multifactor ETF	740,860
27,359	iShares MSCI Japan ETF	1,891,054
89,000	ProShares Short S&P500	1,095,590
47,235	TCW Transform Supply Chain ETF	3,001,364
138,675	VanEck Gold Miners ETF	3,655,473
(Cost - $12,717,671)		13,811,615	17.08%

REAL ESTATE INVESTMENT TRUSTS
19,855	American Assets Trust, Inc.	428,272	0.53%
Total For Real Estate Investment Trusts (Cost - $403,899)

MONEY MARKET FUNDS
11,143,197	Invesco Treasury Portfolio Institutional Class 5.23% ***
Total for Money Market Funds (Cost - $11,143,197)		11,143,197	13.78%

Total Investments		80,968,213	100.11%
	(Cost - $65,693,751)

Liabilities in Excess of Other Assets		(87,849)	-0.11%

Net Assets		$ 80,880,365	100.00%

Christopher Weil & Company Core Investment Fund
	Schedule of Options Written
	February 29, 2024 (Unaudited)
Underlying Security		Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount

Call Options Written
Uber Technologies, Inc. *
April 19, 2024 Calls @ $55.00	50	$ 397,500	$ 115,500
April 19, 2024 Calls @ $62.50	50	397,500	88,200
		795,000	203,700

Universal Technical Institute, Inc. *
April 19, 2024 Calls @ $15.00	150	225,600	15,000

W.W. Grainger, Inc. *
November 15, 2024 Calls @ $940.00	7	681,422	61,600

Total Call Options Written (Premiums Received $151,972)		$ 1,702,022	$ 280,300

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at February 29, 2024.